Provisions - Summary of Provisions Reconciliation (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 577
Additional provision charge	292
Provisions released	(27)
Utilisation and other	(384)
New provisions, other provisions	10
Ending balance	468
PPI
Disclosure of other provisions [line items]
Beginning balance	189
Additional provision charge	0
Provisions released	0
Utilisation and other	(113)
New provisions, other provisions	0
Ending balance	76
Other products
Disclosure of other provisions [line items]
Beginning balance	25
Additional provision charge	0
Provisions released	(15)
Utilisation and other	(2)
New provisions, other provisions	0
Ending balance	8
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	48
Additional provision charge	74
Provisions released	0
Utilisation and other	(94)
New provisions, other provisions	10
Ending balance	38
Property
Disclosure of other provisions [line items]
Beginning balance	61
Additional provision charge	9
Provisions released	(8)
Utilisation and other	(17)
New provisions, other provisions	0
Ending balance	45
Off balance sheet ECL
Disclosure of other provisions [line items]
Beginning balance	78
Additional provision charge	0
Provisions released	(3)
Utilisation and other	0
New provisions, other provisions	0
Ending balance	75
Regulatory and other
Disclosure of other provisions [line items]
Beginning balance	176
Additional provision charge	209
Provisions released	(1)
Utilisation and other	(158)
New provisions, other provisions	0
Ending balance	226
Sub-total ≤ 1 year
Disclosure of other provisions [line items]
Ending balance	340
Sub-total ≤ 1 year | PPI
Disclosure of other provisions [line items]
Ending balance	76
Sub-total ≤ 1 year | Other products
Disclosure of other provisions [line items]
Ending balance	2
Sub-total ≤ 1 year | Bank Levy
Disclosure of other provisions [line items]
Ending balance	38
Sub-total ≤ 1 year | Property
Disclosure of other provisions [line items]
Ending balance	24
Sub-total ≤ 1 year | Off balance sheet ECL
Disclosure of other provisions [line items]
Ending balance	75
Sub-total ≤ 1 year | Regulatory and other
Disclosure of other provisions [line items]
Ending balance	125
More than One Year
Disclosure of other provisions [line items]
Ending balance	128
More than One Year | PPI
Disclosure of other provisions [line items]
Ending balance	0
More than One Year | Other products
Disclosure of other provisions [line items]
Ending balance	6
More than One Year | Bank Levy
Disclosure of other provisions [line items]
Ending balance	0
More than One Year | Property
Disclosure of other provisions [line items]
Ending balance	21
More than One Year | Off balance sheet ECL
Disclosure of other provisions [line items]
Ending balance	0
More than One Year | Regulatory and other
Disclosure of other provisions [line items]
Ending balance	£ 101